Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Aug. 31, 2019
Airstrip [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	8% on a declining balance basis
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	straight line basis over its estimated useful life
Computer and office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	25% to 33 1/3% on a declining balance basis
Exploration equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	30% on a declining balance basis
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	straight line basis over the shorter of the term of the lease and useful life